Share capital - Common shares issued narrative (Details) - USD ($)						12 Months Ended
	Mar. 20, 2017	Dec. 28, 2016	Nov. 09, 2016	Jul. 22, 2016	Jun. 22, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares						$ 162,324,000	$ 7,821,000
Bought Deal public offering [Abstract]
Share issue costs, bought deal units						10,780,000	575,000
Private placement offerings [Abstract]
Net proceeds from issuance of bought deal units						$ 0	26,142,000
Public Offering
Disclosure of classes of share capital [line items]
Number of shares issued, public offering	25,645,000
Share issuance, price per share (in dollars per share)	$ 6.75
Net proceeds from issuance of common shares	$ 173,104,000
Commission rate to allocate share issue costs	6.00%
Commission paid to placement agents and filing	$ 10,386,000
Bought Deal public offering [Abstract]
Share issue costs, bought deal units	$ 10,780,000
Over-allotment offering
Disclosure of classes of share capital [line items]
Number of shares issued, public offering	3,345,000
Bought Deal Public Offering
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares		$ 28,750,000
Commission rate to allocate share issue costs		7.00%
Commission paid to placement agents and filing		$ 2,012,000
Bought Deal public offering [Abstract]
Share issue costs, bought deal units		2,606,000					1,951,000
Commission paid for legal and other professional fees, bought deal units		$ 594,000
Private Placement Offering
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares					$ 7,080,000
Private placement, number of shares per Unit					1
Bought Deal public offering [Abstract]
Share issue costs, bought deal units							440,000
ATM Facilities [Abstract]
Number of shares issued, private placement					3,000,000
Private placement offerings [Abstract]
Share issue costs, private placement offerings					$ 440,000
Commission paid to agent, private placement offerings					250,000
Commission paid for legal and filing fees, private placement offerings					190,000
Issue price, private placement offerings (in dollars per share)					2.36
Exercise price, price per unit (in dollars per share)					$ 2.77
Common shares [Member] | ATM Facilities
Disclosure of classes of share capital [line items]
Net proceeds from issuance of common shares			$ 396,000	$ 8,000,000
Bought Deal public offering [Abstract]
Share issue costs, bought deal units							471,000
ATM Facilities [Abstract]
Controlled equity offering							8,000,000
Number of shares issued, controlled equity offering			139,000	3,306,000
Share issue costs, controlled equity offerings							104,000
Description of commission rate to allocate share issue costs, controlled equity offerings			3.00%	3.00%
Commission paid to agent, controlled equity offerings			$ 12,000	$ 240,000
Commission paid for professional and filing fees, controlled equity offerings			$ 92,000	$ 231,000
Warrants | Private Placement Offering
Disclosure of classes of share capital [line items]
Share issuance, price per share (in dollars per share)					$ 2.77
Private placement, number of shares per Unit					0.35
Warrant exercise period					2 years
Bought Deal public offering [Abstract]
Share issue costs, bought deal units					$ 51,000
Private placement offerings [Abstract]
Issue price, private placement offerings (in dollars per share)					$ 2.36
Other income (expense) | Bought Deal Public Offering
Bought Deal public offering [Abstract]
Commission paid for legal and other professional fees, bought deal units							$ 655,000